GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of reconciliation of changes in goodwill [Table Text Block]
Balance as at December 31, 2015	$6,501,886
Adjusted for:
Impairment charge	(1,518,328)
Cumulative translation adjustments	(230,234)
Balance as at December 31, 2016	$4,753,324
Adjusted for:
Impairment charge	(2,709,239)
Cumulative translation adjustments	(223,778)
Balance as at December 31, 2017	$1,820,307
Adjusted for:
Impairment charge	(1,879,356)
Cumulative translation adjustments	59,049
Balance as at December 31, 2018	$-